Net other non-operating income - Summary of other non-operating income and other non-operating expense (Parenthetical) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Statements [Line Items]
Gain on disposal of sale and leaseback assets	₩ 443,780